REVENUE - Schedule of Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,454,877	$ 2,415,689	$ 2,095,939
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	1,638,501	1,714,120	1,654,280
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	686,358	606,860	383,867
Licenses, resales and others
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 130,018	$ 94,709	$ 57,792